UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  09/30/2011
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  	Botty Investors, LLC
Address: 444 N Michigan Avenue, Suite 3500
	Chicago, IL 60611
Form 13F File Number:  28-13684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	Alfredo Botty
Title: 	CEO/Member
Phone: 	312 245-2915


Signature, Place, and Date of Signing:




		Chicago, IL		November 2,2011

Report Type

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 2
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: 74,292
 	(thousands)
List of Other Included Managers:
No. 	Form 13F File Number 	Name
01	28-10663	Hamlin Capital Management, LLC
02      28-05620        Brandes Investment Partners, LP

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Activision Blizzard Inc Com    COM              00507V109     1147    96348 SH       Sole                    96348
Alange Energy Corp             COM                              14    14284 SH       Sole                    14284
Altria Group Inc Com           COM              02209S103     2228    83100 SH       Sole                    83100
Annaly Cap Mgmt Inc Com        COM              035710409     2386   143500 SH       Sole                   143500
Apple Inc Com                  COM              037833100    14919    39124 SH       Sole                    39124
Bear Creek Mining Corp         COM              07380N104       78    20425 SH       Sole                    20425
Canadian Oil Sands Trust       COM              13643E105     1543    79965 SH       Sole                    79965
                                                                96     4975 SH       Other   01                                 4975
                                                                 9      475 SH       Other   02                                  475
Cboe Holdings Inc              COM              12503M108     1176    48045 SH       Sole                    48045
Chimera Invt Corp Com          COM              16934Q109     1677   605381 SH       Sole                   605381
Cisco Sys Inc Com              COM              17275R102     1121    72370 SH       Sole                    72370
Curtiss-Wright Corp            COM              231561101     1110    38500 SH       Sole                    38500
Donnelley R R & Sons Co Com    COM              257867101      148    10505 SH       Other   01                                10505
                                                                14      975 SH       Other   02                                  975
Dorchester Minerals Lp Com Uni COM              25820R105     1326    55750 SH       Sole                    55750
Duke Energy Corp New Com       COM              26441C105      733    36690 SH       Sole                    36690
Exxon Mobil Corp Com           COM              30231G102      345     4750 SH       Sole                     4750
Fnb Corp Pa Com                COM              302520101      107    12510 SH       Other   01                                12510
                                                                14     1595 SH       Other   02                                 1595
General Moly Inc Com           COM              370373102      362   125000 SH       Sole                   125000
Genuine Parts Co Com           COM              372460105     2435    47940 SH       Sole                    47940
                                                               165     3239 SH       Other   01                                 3239
                                                                14      285 SH       Other   02                                  285
Intel Corp Com                 COM              458140100      115     5400 SH       Sole                     5400
                                                               115     5370 SH       Other   01                                 5370
                                                                10      485 SH       Other   02                                  485
Johnson & Johnson Com          COM              478160104     1000    15703 SH       Sole                    15703
Kimberly Clark Corp Com        COM              494368103      183     2575 SH       Other   01                                 2575
                                                                22      315 SH       Other   02                                  315
Lazy Boy		       COM              505336107    17882  2413192 SH       Sole                  2413192
Lorillard Inc Com              COM              544147101     2720    24570 SH       Sole                    24570
Market Vectors Etf Tr Gold Min COM              57060U100     3088    55960 SH       Sole                    55960
Merck & Co Inc New Com         COM              58933Y105     1569    47973 SH       Sole                    47973
                                                               165     5033 SH       Other   01                                 5033
                                                                16      485 SH       Other   02                                  485
Microsoft Corp Com             COM              594918104     1005    40390 SH       Sole                    40390
Orezone Gold Corp              COM                              82    25300 SH       Sole                    25300
Pepsico Inc Com                COM              713448108      216     3497 SH       Sole                     3497
Philip Morris Intl Inc Com     COM              718172109      347     5567 SH       Sole                     5567
Privatebancorp Inc             COM              742962103      388    51625 SH       Sole                    51625
Procter & Gamble Co Com        COM              742718109     1053    16666 SH       Sole                    16666
Seacor Holdings Inc            COM              811904101     1151    14350 SH       Sole                    14350
Spdr Gold Trust Gold Shs       COM              78463V107     3947    24970 SH       Sole                    24970
Sprott Resource Lending Corp   COM                              24    19000 SH       Sole                    19000
Teekay Tankers Ltd Cl A        COM              Y8565N102     1048   227920 SH       Sole                   227920
Thermo Fisher Scientific Inc C COM              883556102     1781    35165 SH       Sole                    35165
Towers Watson & Co Cl A        COM              891894107     1500    25100 SH       Sole                    25100
Valley Natl Bancorp Com        COM              919794107      122    11478 SH       Other   01                                11478
                                                                11     1053 SH       Other   02                                 1053
Vanguard Specialized Portfolio COM              921908844     1565    32086 SH       Sole                    32086